Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption1	mx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	$ (37,868,000)
Increase Decrease Due To Application Of IFRS 16 [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(4,529,000)
Deferred tax liabilities	ifrs-full_DeferredTaxLiabilities	(3,996,000)
Deferred tax assets	ifrs-full_DeferredTaxAssets	533,000
Lease liabilities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	652,642,000
Long-term borrowings [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	1,458,286,000
Retained earnings [member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	mx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	(34,513,000)
Non-controlling interests [member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	mx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	(3,355,000)
Equity attributable to owners of parent [member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	mx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	(34,513,000)
Accumulated depreciation and amortisation [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(2,107,937,000)
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(2,213,353,000)
Right-of-use assets	ifrs-full_RightofuseAssets	(33,927,000)
Accumulated depreciation and amortisation [member] | Ships [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(40,427,000)
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(48,426,000)
Accumulated depreciation and amortisation [member] | Buildings, Plant Installations And Machinery [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(1,956,317,000)
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(2,047,735,000)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(111,193,000)
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(117,192,000)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Accumulated depreciation and amortisation [member] | Terminals and tanks [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(20,777,000)
Accumulated depreciation and amortisation [member] | Buildings, Plant Installations And Machinery [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(3,799,000)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	0
Accumulated depreciation and amortisation [member] | Ships [member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ (9,351,000)